Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 7,104	£ 5,900	£ 5,980
Net gains on financial instruments held for trading | Liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Net trading income	5,160	4,201	4,310
Net gains on financial instruments mandatorily at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	1,325	1,199	1,308
Net gains on financial instruments designated at fair value | Liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 619	£ 500	£ 362